BETTER 10Q - STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
STOCKHOLDERS' EQUITY	17. STOCKHOLDERS' EQUITYThe Company's equity structure consists of different classes of common stock which is presented in the order of liquidation preference below:As of June 30, 2023As of December 31, 2022(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingParValueSharesAuthorizedShares Issued andoutstandingParValueCommon A Stock8,000,000 8,000,000 $1 8,000,000 8,000,000 $1 Common B Stock192,457,901 56,089,586 5 192,457,901 56,089,586 5 Common B-1 Stock77,517,666 — — 77,517,666 — — Common O Stock77,333,479 34,280,906 4 77,333,479 33,988,770 4 Total common stock355,309,046 98,370,492 $10 355,309,046 98,078,356 $10 Common Stock—The holders of Common A Stock, Common B Stock, and Common O Stock (collectively, “Voting Common Stock”) are entitled to one vote for each share. Shares of Common B-1 Stock do not have voting rights. Additionally, upon a qualified transfer, the holder can convert any shares of Common B-1 Stock into an equivalent number of shares of Common B Stock without the payment of additional consideration.Common Stock Warrants—The Company had outstanding the following common stock warrants as of both June 30, 2023 and December 31, 2022, respectively:(Amounts in thousands, except warrants, price, and per share amounts)IssuanceShare ClassIssue DateExpiration DateNo. WarrantsStrikeValuation at IssuanceMarch 2019Common B3/29/20193/29/2026375,000 $0.71 $179 March 2020Common B3/25/20203/25/20271,500,000 $3.42 $271 Total equity warrants1,875,000 Notes Receivable from Stockholders—The Company issued notes to stockholders to fund the payment of the exercise price of the stock options granted to such stockholders. The Company also generally allows stock option holders to early exercise stock options prior to the vesting date. The notes issued to stockholders to fund the exercises may include the exercise of stock options that have been vested by the holder as well as stock options that have not yet been vested by the holder. As of June 30, 2023 and December 31, 2022, the Company had a total of $65.3 million and $65.2 million, respectively, of outstanding promissory notes. Of the notes outstanding as of June 30, 2023 and December 31, 2022, $56.3 million and $53.9 million, respectively, were issued for the exercise of stock options vested and are recorded as a component of stockholders’ equity within the condensed consolidated balance sheets. Of the notes outstanding as of June 30, 2023 and December 31, 2022, $9.0 million and $11.3 million, respectively, were issued for the early exercise of stock options not yet vested. Notes issued for the early exercise of stock options not yet vested are not reflected within stockholders’ equity on the condensed consolidated balance sheets as they relate to unvested share awards and therefore are considered non-substantive exercises. As the unvested share awards, exercised in conjunction with the notes, vest, they are recognized in the statement of equity within vesting of common stock issued via notes receivable from stockholders. The notes bear annual interest payable upon maturity of the respective note (see Note 10). 19. STOCKHOLDERS' EQUITYThe Company's equity structure consists of different classes of common stock which is presented in the order of liquidation preference below:As of December 31,20222021(Amounts in thousands, except share amounts)SharesAuthorizedShares Issued andoutstandingParValueSharesAuthorizedShares Issued andoutstandingParValueCommon A Stock8,000,000 8,000,000 $1 8,000,000 8,000,000 $1 Common B Stock192,457,901 56,089,586 5 192,457,901 56,089,586 5 Common B-1 Stock77,517,666 — — 77,517,666 — — Common O Stock77,333,479 33,988,770 4 77,333,479 34,977,573 4 Total common stock355,309,046 98,078,356 $10 355,309,046 99,067,159 $10 Common Stock—The holders of Common A Stock, Common B Stock, and Common O Stock (collectively, “Voting Common Stock”) are entitled to one vote for each share. Shares of Common B-1 Stock do not have voting rights. Additionally, upon a qualified transfer, the holder can convert any shares of Common B-1 Stock into an equivalent number of shares of Common B Stock without the payment of additional consideration.Common Stock Warrants—The Company had outstanding the following common stock warrants as of both December 31, 2022 and 2021, respectively:(Amounts in thousands, except warrants, price, and per share amounts)IssuanceShare ClassIssue DateExpiration DateNo. WarrantsStrikeValuation at IssuanceMarch 2019Common B3/29/20193/29/2026375,000 $0.71 $179 March 2020Common B3/25/20203/25/20271,500,000 $3.42 $271 Total equity warrants1,875,000 Notes Receivable from Stockholders—The Company issued notes to stockholders to fund the payment of the exercise price of the stock options granted to such stockholders. The Company also generally allows stock option holders to early exercise stock options prior to the vesting date. The notes issued to stockholders to fund the exercises may include the exercise of stock options that have been vested by the holder as well as stock options that have not yet been vested by the holder. As of December 31, 2022 and 2021, the Company had a total of $65.2 million and $67.8 million, respectively, of outstanding promissory notes. Of the notes outstanding as of December 31, 2022 and 2021, $53.9 million and $38.6 million, respectively, were issued for the exercise of stock options vested and are recorded as a component of stockholders’ equity within the consolidated balance sheets. Of the notes outstanding as of December 31, 2022 and 2021, $11.3 million and $29.2 million, respectively, were issued for the early exercise of stock options not yet vested. Notes issued for the early exercise of stock options not yet vested are not reflected within stockholders’ equity or on the consolidated balance sheets as they relate to unvested share awards and therefore are considered non-substantive exercises. The notes bear annual interest payable upon maturity of the respective note (see Note 12).